Derivative Instruments and Hedging Activities	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging Activities

Note 7: Derivative Instruments and Hedging Activities

During the three months ended March 31, 2017 and 2016, derivatives were used to hedge the interest rate risk associated with variable-rate debt, as well as foreign exchange risk associated with certain foreign currency denominated cash balances.

Cash Flow Hedges

During the three months ended March 31, 2017, we entered into two interest rate swap agreements with notional amounts of $1.6 billion and $750 million, which swap one-month LIBOR on the Term Loans to fixed rates of 1.98 percent and 2.02 percent, respectively, and expire in March 2022. We elected to designate these interest rate swaps as cash flow hedges for accounting purposes.

Non-designated Hedges

During the year ended December 31, 2016, we dedesignated four interest rate swaps (the “2013 Interest Rate Swaps”) that were previously designated as cash flow hedges as they no longer met the criteria for hedge accounting. These interest rate swaps, which had an aggregate notional amount of $1.45 billion and swapped three-month LIBOR on the Term Loans to a fixed rate of 1.87 percent, were settled during the three months ended March 31, 2017.

As of March 31, 2017, we held 63 short-term foreign exchange forward contracts with an aggregate notional amount of $255 million to offset exposure to fluctuations in our foreign currency denominated cash balances. We elected not to designate these foreign exchange forward contracts as hedging instruments.

Fair Value of Derivative Instruments

The fair values of our derivative instruments in our condensed consolidated balance sheets were as follows:

		March 31, 2017	December 31, 2016
	Balance Sheet Classification
		(in millions)
Cash Flow Hedges:
Interest rate swaps	Other liabilities	$7	N/A

Non-designated Hedges:
Interest rate swaps	Other liabilities	—	$12
Forward contracts	Other current assets	1	3
Forward contracts	Accounts payable, accrued expenses and other	1	4

Earnings Effect of Derivative Instruments

The gains and losses recognized in our condensed consolidated statements of operations and condensed consolidated statements of comprehensive income before any effect for income taxes were as follows:

		Three Months Ended March 31,

	Classification of Gain (Loss) Recognized	2017	2016
		(in millions)
Cash Flow Hedges:
Interest rate swaps(1)	Other comprehensive income	$(7)	$(10)

Non-designated Hedges:
Interest rate swaps	Other non-operating income, net	2	N/A
Interest rate swaps(2)	Interest expense	3	N/A
Forward contracts	Loss on foreign currency transactions	1	1

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the three months ended March 31, 2017 and 2016.
(2)	This amount is related to the dedesignation of the 2013 Interest Rate Swaps as cash flow hedges and was reclassified from accumulated other comprehensive loss as the underlying transactions occurred.

Note 12: Derivative Instruments and Hedging Activities

During the years ended December 31, 2016, 2015 and 2014, derivatives were used to hedge the interest rate risk associated with variable-rate debt, as well as foreign exchange risk associated with certain foreign currency denominated cash balances.

During the year ended December 31, 2016, we dedesignated four interest rate swaps that were previously designated as cash flow hedges as they no longer met the criteria for hedge accounting. These interest rate swaps, which swapped three-month LIBOR on the Term Loans to a fixed rate of 1.87 percent, expire in October 2018 and, as of December 31, 2016, had an aggregate notional amount of $1.45 billion.

As of December 31, 2016, we held 68 short-term foreign exchange forward contracts with an aggregate notional amount of $326 million to offset exposure to fluctuations in our foreign currency denominated cash balances. We elected not to designate these foreign exchange forward contracts as hedging instruments.

Fair Value of Derivative Instruments

The fair values of our derivative instruments in our consolidated balance sheets were as follows:

		December 31,
	Balance Sheet Classification	2016	2015
		(in millions)
Cash Flow Hedges:
Interest rate swaps	Other liabilities	N/A	$15
Non-designated Hedges:
Interest rate swaps	Other liabilities	$12	N/A
Forward contracts	Other current assets	3	1
Forward contracts	Accounts payable, accrued expenses and other	4	1

Earnings Effect of Derivative Instruments

The gains and losses recognized in our consolidated statements of operations and consolidated statements of comprehensive income before any effect for income taxes were as follows:

	Classification of Gain (Loss) Recognized	Year Ended December 31,
		2016	2015	2014
		(in millions)
Cash Flow Hedges:
Interest rate swaps(1)	Other comprehensive loss	$(7)	$(11)	$(14)
Non-designated Hedges:
Interest rate swaps	Other non-operating income, net	4	N/A	N/A
Interest rate swaps(2)	Interest expense	4	N/A	N/A
Forward contracts	Gain (loss) on foreign currency transactions	7	11	1

(1)	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2016, 2015 and 2014.
(2)	The amount recognized during the year ended December 31, 2016 is related to the dedesignation of these instruments as cash flow hedges and was reclassified from accumulated other comprehensive loss as the underlying transactions occurred.